Non-current assets held for sale - Summary of Assets Held for Sale (Details) $ in Thousands	Dec. 31, 2023 TWD ($)
Disclosure of subsidiaries [line items]
Investment accounted for using equity method in Unimos Shanghai	$ 4,278,658
Unimos Shanghai [member]
Disclosure of subsidiaries [line items]
Investment accounted for using equity method in Unimos Shanghai	$ 4,278,658